Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 01, 2021
Entity Registrant Name	Quotient Ltd
Entity Central Index Key	0001596946
Entity Emerging Growth Company	false
Entity File Number	001-36415
Entity Incorporation State Country Code	Y9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	B1
Entity Address, Address Line Two	Business Park Terre Bonne
Entity Address, Address Line Three	Route de Crassier 13
Entity Address, City or Town	Eysins
Entity Address, Country	CH
Entity Address, Postal Zip Code	1262
City Area Code	011-41
Local Phone Number	22-716-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nil par value
Trading Symbol	QTNT
Security Exchange Name	NASDAQ
Amendment Description	This Amendment on Form 8-K/A amends the Current Report on Form 8-K that Quotient Limited filed with the Securities and Exchange Commission on June 1, 2021, announcing its financial results for the quarter and year ended March 31, 2021. This Amendment is being filed to re-furnish Exhibit 99.1 to correct the formatting of the Condensed Consolidated Balance Sheets in the originally furnished Earnings Release. Accordingly, a copy of the updated Earnings Release is furnished as Exhibit 99.1 hereto. Except as described above, no other changes have been made to the original Current Report on Form 8-K. Quotient Limited has restated the entire filing for convenience to the reader.